Loans Receivable from Independent Contractors (Schedule Of Independent Contractors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans Receivable from Independent Contractors [Abstract]
Revenues	$ 37,966	$ 36,496	$ 33,030
Pretax profits	$ 22,176	$ 21,238	$ 17,726